Schedule of Company’s Fair Value on a Recurring Basis (Details) - Level 3 of fair value hierarchy [member] - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Warrant liability	$ 238,613	$ 238,613
Private And Representative Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability	12,676	12,676
Penny Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability	146,730	146,730
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Warrant liability	$ 79,207	$ 79,207